Cash dividend	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
15.	Cash dividend

On April 10, 2014, the Company approved and declared a cash dividend of US$0.20 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on April 25, 2014, resulting in payments totaling US$2,587,625.60 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On August 11, 2014, the Company approved and declared an interim cash dividend of US$0.10 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on August 29, 2014, resulting in payments totaling US$1,293,812.80 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On April 9, 2015, the Company approved and declared a final cash dividend of US$0.20 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on April 24, 2015, resulting in payments totaling US$2,587,625.60 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On May 12, 2015, the Company approved and declared a special one-time cash dividend of US$0.90 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on May 26, 2015, resulting in payments totaling US$11,644,315.20 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On August 6, 2015, the Company approved and declared an interim cash dividend of US$0.10 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on August 20, 2015, resulting in payments totaling US$1,293,812.80 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On March 22, 2016, the Company approved and declared a final cash dividend of US$0.20 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on April 5, 2016, resulting in payments totaling US$2,587,625.60 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On August 5, 2016, the Company approved and declared an interim cash dividend of US$0.10 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on August 19, 2016, resulting in payments totaling US$1,293,821.80 to shareholders. Such dividend was recorded as retained earnings at the declaration date.

On October 11, 2016, the Company approved and declared a special cash dividend of US$8.0 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on October 25, 2016, resulting in payments totaling US$103,505,024 to shareholders. Such dividend was recorded as retained earnings at the declaration date.